Consolidated Balance Sheet (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Ordinary shares, Par or Stated Value Per Share	$ 0.01	$ 0.01
Ordinary shares, Shares Authorized	50,000,000	50,000,000
Ordinary shares, Shares, Issued	12,149,226	11,100,453
Ordinary shares, Shares, Outstanding	12,149,226	11,100,453